Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock , shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Preferred stock , shares issued (in Shares)	0	0	10,204,880
Preferred stock , shares outstanding (in Shares)	0	0	10,204,880
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	600,000,000	600,000,000	600,000,000
Common stock, shares issued (in Shares)	55,407,302	48,477,883	5,836,882
Common stock, shares outstanding (in Shares)	55,021,701	48,419,266	5,836,882